Operating expenses	3 Months Ended
Mar. 31, 2022
Operating expenses

9.	Operating expenses

The nature of the Company’s operating expenses from operations include the following:

	Three months ended March 31,
	2022	2021
	$	$
Key management personnel:
Salaries and short-term employee benefits	355	219
Consultant fees	17	48
Share-based compensation costs	16	10
Post-employment benefits	18	12
	406	289
Other employees:
Salaries and short-term employee benefits	415	310
Post-employment benefits	85	38
Share-based compensation costs	11	3
	511	351
Cost of inventory used and services provided	79	29
Professional fees	647	580
Consulting fees	260	130
Insurance	422	227
Third-party research and development	1,975	1,147
Grants (note 4)	(146)	—
Travel	43	22
Marketing services	5	97
Laboratory supplies	87	15
Other goods and services	45	19
Leasing costs	(40)	34
Depreciation and amortization	36	36
Operating foreign exchange loss	—	21
	4,330	2,997

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

AS AT MARCH 31, 2022 AND FOR THE THREE MONTHS ENDED MARCH 31, 2022 AND 2021

(amounts in thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)